Nature of Operations (Details) - USD ($) $ / shares in Units, $ in Thousands	Aug. 11, 2023	Aug. 09, 2023	Jun. 30, 2023	Feb. 03, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 01, 2021	Feb. 28, 2021
Nature of Operations (Details) [Line Items]
Authorized capital			350,000,000		100,000,000
Common stock, par value (in Dollars per share)			$ 0.0001		$ 0.0001	$ 0.0001
Shares of common stock				300,000,000			1,666,667
Preferred stock of shares			50,000,000	50,000,000
Preferred stock par value (in Dollars per share)			$ 0.0001		0.0001
Price per share (in Dollars per share)					$ 0.001			$ 1.5
Common Stock [Member]
Nature of Operations (Details) [Line Items]
Authorized capital			100,000,000
Common stock, par value (in Dollars per share)			$ 0.001	$ 0.0001
Shares of common stock			9,200,434
Price per share (in Dollars per share)			$ 0.001
Maximum [Member] | Common Stock [Member]
Nature of Operations (Details) [Line Items]
Shares of common stock			350,000,000
Minimum [Member]
Nature of Operations (Details) [Line Items]
Preferred stock par value (in Dollars per share)				0.0001
Minimum [Member] | Common Stock [Member]
Nature of Operations (Details) [Line Items]
Shares of common stock			300,000,000
Preferred Stock [Member]
Nature of Operations (Details) [Line Items]
Preferred stock par value (in Dollars per share)				0.0001
Subsequent Event [Member]
Nature of Operations (Details) [Line Items]
Price per share (in Dollars per share)		$ 5
Gross proceeds (in Dollars)	$ 5,750	$ 5,750
Net proceeds (in Dollars)	$ 4,700	$ 4,700
Subsequent Event [Member] | Maximum [Member]
Nature of Operations (Details) [Line Items]
Common stock, par value (in Dollars per share)				0.0001
Subsequent Event [Member] | Minimum [Member]
Nature of Operations (Details) [Line Items]
Common stock, par value (in Dollars per share)				$ 0.001
Subsequent Event [Member] | IPO [Member]
Nature of Operations (Details) [Line Items]
Common stock shares		1,150,000
Subsequent Event [Member] | Over-Allotment Option [Member]
Nature of Operations (Details) [Line Items]
Common stock shares		150,000
LQR House Inc. [Member]
Nature of Operations (Details) [Line Items]
Authorized capital			100,000,000
Common stock, par value (in Dollars per share)			$ 0.0001
Shares of common stock				350,000,000
Preferred stock par value (in Dollars per share)			$ 0.0001
Shares issued				100,000,000
LQR House Inc. [Member] | Common Stock [Member]
Nature of Operations (Details) [Line Items]
Common stock, par value (in Dollars per share)				$ 0.001